UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06071

                           Scudder Institutional Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Daily Assets Fund Institutional
Investment Portfolio as of March 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                          Principal
                                                                                          Amount ($)              Value ($)
                                                                                     ---------------------------------------
Certificates of Deposit and Bank Notes 25.7%
Bank of America NA, 2.77%, 5/3/2005                                                      50,000,000              50,000,000
Bank of Tokyo-Mitsubishi, 2.78%, 5/3/2005                                                15,000,000              15,000,000
Barclays Bank PLC, 2.825%, 5/3/2005                                                      50,000,000              50,000,221
BNP Paribas, 3.02%, 8/22/2005                                                            50,000,000              50,000,000
Calyon, 3.27%, 3/6/2006                                                                  20,000,000              20,000,000
Credit Suisse First Boston, 2.79%, 4/25/2005                                            150,000,000             150,000,000
Depfa Bank PLC, 3.22%, 2/6/2006                                                          25,000,000              25,000,000
HBOS Treasury Services PLC, 3.62%, 4/12/2006                                             15,000,000              15,000,000
Lloyds TSB Bank PLC, 2.79%, 4/25/2005                                                   110,000,000             110,000,000
Societe Generale:
2.8%, 5/3/2005                                                                           90,000,000              90,000,000
2.955%, 8/8/2005                                                                         25,000,000              25,000,442
3.265%, 3/3/2006                                                                         25,000,000              25,000,000
UBS AG, 2.8%, 5/2/2005                                                                   75,000,000              75,000,000
Wells Fargo Bank NA, 2.79%, 4/25/2005                                                   100,000,000             100,000,000
                                                                                                              -------------
Total Certificates of Deposit and Bank Notes (Cost $800,000,663)                                                800,000,663


Commercial Paper** 24.5%
Apreco, LLC, 2.8%, 4/11/2005                                                             50,000,000              49,961,111
Cancara Asset Securitization LLC, 2.79%, 4/22/2005                                       39,591,000              39,526,565
CIT Group, Inc., 2.42%, 4/25/2005                                                        60,000,000              59,903,200
Compass Securitization LLC, 2.8%, 4/25/2005                                              25,000,000              24,953,333
Goldman Sachs Group, Inc., 3.185%, 3/3/2006                                              10,000,000               9,702,733
Greyhawk Funding LLC, 2.79%, 4/21/2005                                                   75,000,000              74,883,750
Jupiter Securitization Corp.:
2.79%, 4/13/2005                                                                         51,085,000              51,037,491
2.8%, 4/21/2005                                                                          50,000,000              49,922,222
2.79%, 4/26/2005                                                                         25,000,000              24,951,563
K2 (USA) LLC, 2.80%, 4/25/2005                                                           29,400,000              29,345,120
Kitty Hawk Funding Corp., 2.65%, 4/27/2005                                               25,000,000              24,952,153
Ranger Funding Co., LLC, 2.8%, 4/20/2005                                                 60,000,000              59,911,333
RWE AG, 2.92%, 8/8/2005                                                                  25,000,000              24,738,417
Santander Central Hispano Finance (Delaware), Inc., 2.89%, 8/4/2005                      10,000,000               9,899,653
Scaldis Capital LLC:
2.56%, 5/27/2005                                                                         10,000,000               9,960,178
2.805%, 4/25/2005                                                                       145,000,000             144,728,850
Sheffield Receivables Corp.:
2.79%, 4/26/2005                                                                         25,000,000              24,951,563
2.8%, 4/21/2005                                                                          50,000,000              49,922,222
                                                                                                              -------------
Total Commercial Paper (Cost $763,251,457)                                                                      763,251,457

Short Term Notes*  30.1%
American Honda Finance Corp., 144A, 2.93%, 8/8/2005                                      27,500,000              27,511,786
Bank of America NA, 2.99%, 5/13/2005                                                      5,750,000               5,751,327
Branch Banking & Trust Co., 2.86%, 3/15/2006                                             75,000,000              74,980,311
Citigroup, Inc., 3.175%, 3/20/2006                                                       24,875,000              24,915,724
Greenwich Capital Holdings, Inc., 2.731%, 11/14/2005                                     25,000,000              25,000,000
Harris Trust & Savings Bank, 2.815%, 2/2/2006                                            90,000,000              89,996,215
K2 (USA) LLC:
144A, 2.8%, 6/6/2005                                                                     10,000,000              10,000,691
144A, 2.825%, 6/1/2005                                                                   20,000,000              20,001,432
Merrill Lynch & Co., Inc., 2.72%, 2/3/2009                                               25,000,000              25,000,000
Metropolitan Life Global Funding I, 144A, 2.736%, 3/6/2006                               25,000,000              25,000,000
Morgan Stanley, 2.945%, 11/15/2005                                                      140,000,000             140,000,000
Natexis Banque Populaires:
3.035%, 1/9/2006                                                                         60,000,000              60,037,141
3.055%, 11/23/2005                                                                      100,000,000             100,077,500
National City Bank of Cleveland:
2.765%, 6/10/2005                                                                        50,000,000              50,003,381
2.825%, 10/31/2005                                                                       25,000,000              24,999,235
National City Bank of Indiana, 2.975%, 5/19/2005                                         20,000,000              20,000,789
Royal Bank of Scotland PLC, 2.775%, 6/20/2005                                             5,000,000               4,999,612
Tango Finance Corp.:
2.33%, 1/25/2006                                                                         50,000,000              50,000,000
144A, 2.475%, 2/2/2006                                                                   50,000,000              49,997,897
Toyota Motor Credit Corp., 2.66%, 4/10/2006                                              50,000,000              50,000,000
Unicredito Italiano SpA, 2.828%, 2/28/2006                                               50,000,000              49,982,781
US Bank NA, 3.2%, 6/14/2005                                                               7,000,000               7,003,504
                                                                                                              -------------
Total Short Term Notes (Cost $935,259,326)                                                                      935,259,326


US Government Sponsored Agencies 1.8%
Federal National Mortgage Association:
1.81%, 5/27/2005                                                                         10,000,000              10,000,000
2.87%**, 8/3/2005                                                                        25,000,000              24,755,445
2.97%**, 8/1/2005                                                                        20,000,000              19,803,783
                                                                                                              -------------
Total US Government Sponsored Agencies (Cost $54,559,228)                                                        54,559,228


Municipal Investments 0.3%
North Texas, Higher Education Authority Inc., Student Loan
Revenue Series B, 2.85%, 12/1/2044 (b)
(Cost $10,000,000)                                                                       10,000,000              10,000,000
                                                                                                              -------------

Promissory Notes 4.6%
Goldman Sachs Group, Inc.:
2.89%*, 5/26/2005                                                                        65,000,000              65,000,000
2.975%*, 5/26/2005                                                                       12,000,000              12,000,000
2.975%*, 8/10/2005                                                                       40,000,000              40,000,000
3.005%*, 10/7/2005                                                                       25,000,000              25,000,000
                                                                                                              -------------
Total Promissory Notes (Cost $142,000,000)                                                                      142,000,000

Master Notes 5.0%
Bear Stearns & Co., Inc., 3.025%*, 12/31/2005
(Cost $155,000,000)                                                                     155,000,000             155,000,000
                                                                                                              -------------

Repurchase Agreements 8.1%***
Bank of America, 2.90%, dated 3/31/2005, to be repurchased at
$251,350,111 on 4/1/2005 (a)
(Cost $251,329,865)                                                                     251,329,865             251,329,865
                                                                                                              -------------

                                                                                         % of
                                                                                         Net Assets                Value ($)

Total Investment Portfolio  (Cost $3,111,400,539)                                             100.1           3,111,400,539
Other Assets and Liabilities, Net                                                              -0.1              -2,732,057
                                                                                                              -------------
Net Assets                                                                                    100.0           3,108,668,482
                                                                                                              =============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

** Annualized yield at time of purchase; not a coupon rate.

*** Repurchase agreements are fully collateralized by US Treasury, Government agency or other securities.

(a) Collateralized by:

    Principal                                                                              Maturity              Collateral
   Amount ($)        Security                                              Rate (%)            Date                Value ($)
----------------------------------------------------------------------------------------------------------------------------
       46,512,624    Federal National Mortgage Association                  4.500          6/1/2018              45,587,023
       41,378,031    Federal Home Loan Mortgage Corp.                       4.500          9/1/2018              40,602,607
        8,600,578    Federal Home Loan Mortgage Corp.                       4.610          2/1/2032               8,876,727
       56,077,292    Federal National Mortgage Association                  5.000          4/1/2034              55,028,460
       49,576,866    Federal National Mortgage Association                  5.000         11/1/2034              48,542,031
       14,794,742    Federal Home Loan Mortgage Corp.                       5.173          7/1/2032              15,492,038
       44,339,094    Federal National Mortgage Association                  5.500          8/1/2034              44,501,966
----------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                          258,630,852

(b) Bond is insured by one of these companies:

                                                              As of % of Total
Insurance Coverage                                          Investment Portfolio
--------------------------------------------------------------------------------
AMBAC                AMBAC Assurance Corp.                                   0.3
--------------------------------------------------------------------------------

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Daily Assets Fund


By:                                  /s/Julian Sluyters
                                     ----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Daily Assets Fund

By:                                  /s/Julian Sluyters
                                     ----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005